Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.7%
SG Holdings Co. Ltd.	1,000	$29,921
Yamato Holdings Co. Ltd.	1,000	25,289

		55,210

Airlines — 0.6%
ANA Holdings Inc.(a)	1,000	24,143
Japan Airlines Co. Ltd.(a)	1,200	22,751

		46,894

Auto Components — 3.0%
Aisin Seiki Co. Ltd.	800	23,745
Bridgestone Corp.	600	20,968
Denso Corp.	600	28,361
Koito Manufacturing Co. Ltd.	400	24,090
NGK Spark Plug Co. Ltd.	1,400	25,389
Stanley Electric Co. Ltd.	800	23,553
Sumitomo Electric Industries Ltd.	2,000	22,901
Toyoda Gosei Co. Ltd.	1,000	27,159
Toyota Industries Corp.	400	28,923

		225,089

Automobiles — 2.6%
Honda Motor Co. Ltd.	800	22,030
Isuzu Motors Ltd.	2,600	25,383
Mazda Motor Corp.	4,000	23,668
Nissan Motor Co. Ltd.(a)	5,400	25,505
Subaru Corp.	1,200	23,856
Suzuki Motor Corp.	400	21,497
Toyota Motor Corp.	400	26,848
Yamaha Motor Co. Ltd.	1,400	26,987

		195,774

Banks — 3.8%
Bank of Kyoto Ltd. (The)	600	29,978
Chiba Bank Ltd. (The)	4,000	22,709
Concordia Financial Group Ltd.	6,600	23,482
Fukuoka Financial Group Inc.	1,400	25,013
Japan Post Bank Co. Ltd.	2,800	22,072
Mitsubishi UFJ Financial Group Inc.	5,400	23,226
Mizuho Financial Group Inc.	1,880	23,934
Resona Holdings Inc.	6,600	23,147
Shinsei Bank Ltd.	1,800	21,439
Shizuoka Bank Ltd. (The)	3,200	22,771
Sumitomo Mitsui Financial Group Inc.	800	23,262
Sumitomo Mitsui Trust Holdings Inc.	800	23,407

		284,440

Beverages — 1.6%
Asahi Group Holdings Ltd.	600	23,229
Coca-Cola Bottlers Japan Holdings Inc.	1,400	21,562
Ito En Ltd.	400	30,918
Kirin Holdings Co. Ltd.	1,200	26,164
Suntory Beverage & Food Ltd.	600	21,952

		123,825

Biotechnology — 0.4%
PeptiDream Inc.(a)	600	30,611

Building Products — 1.3%
AGC Inc.	800	26,660
Daikin Industries Ltd.	100	22,695
LIXIL Group Corp.	1,200	28,828

Security	Shares	Value

Building Products (continued)
TOTO Ltd.	400	$22,671

		100,854

Capital Markets — 1.3%
Daiwa Securities Group Inc.	5,400	23,516
Japan Exchange Group Inc.	1,000	24,776
Nomura Holdings Inc.	4,800	24,121
SBI Holdings Inc.	1,000	27,140

		99,553

Chemicals — 5.9%
Air Water Inc.	1,600	26,407
Asahi Kasei Corp.	2,600	23,864
JSR Corp.	1,000	27,667
Kansai Paint Co. Ltd.	1,000	30,352
Kuraray Co. Ltd.	2,200	21,858
Mitsubishi Chemical Holdings Corp.	4,200	23,261
Mitsubishi Gas Chemical Co. Inc.	1,400	29,725
Mitsui Chemicals Inc.	1,000	28,128
Nippon Paint Holdings Co. Ltd.	200	25,644
Nippon Sanso Holdings Corp.	1,400	23,415
Nissan Chemical Corp.	400	23,937
Nitto Denko Corp.	400	33,143
Shin-Etsu Chemical Co. Ltd.	200	32,865
Sumitomo Chemical Co. Ltd.	6,800	24,129
Teijin Ltd.	1,400	23,952
Toray Industries Inc.	4,600	24,973
Tosoh Corp.	1,400	22,099

		445,419

Commercial Services & Supplies — 1.2%
Dai Nippon Printing Co. Ltd.	1,200	22,510
Secom Co. Ltd.	200	19,938
Sohgo Security Services Co. Ltd.	400	21,443
Toppan Printing Co. Ltd.	1,800	24,598

		88,489

Construction & Engineering — 1.4%
Kajima Corp.	2,000	26,334
Obayashi Corp.	2,600	22,939
Shimizu Corp.	3,200	24,336
Taisei Corp.	800	28,310

		101,919

Construction Materials — 0.3%
Taiheiyo Cement Corp.	800	21,528

Consumer Finance — 0.3%
Acom Co. Ltd.	5,400	25,945

Diversified Financial Services — 1.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,200	23,887
ORIX Corp.	1,800	26,808
Tokyo Century Corp.	400	26,507

		77,202

Diversified Telecommunication Services — 0.3%
Nippon Telegraph & Telephone Corp.	1,000	23,639

Electric Utilities — 1.8%
Chubu Electric Power Co. Inc.	2,000	24,119
Chugoku Electric Power Co. Inc. (The)	1,800	22,907
Kansai Electric Power Co. Inc. (The)	2,600	23,819
Kyushu Electric Power Co. Inc.	2,600	21,967
Tohoku Electric Power Co. Inc.	2,600	21,817

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	8,800	$22,955

		137,584

Electrical Equipment — 1.1%
Fuji Electric Co. Ltd.	800	28,463
Mitsubishi Electric Corp.	1,800	26,472
Nidec Corp.	200	25,519

		80,454

Electronic Equipment, Instruments & Components — 3.8%
Azbil Corp.	600	26,958
Hamamatsu Photonics KK	400	22,517
Hirose Electric Co. Ltd.	200	28,310
Hitachi Ltd.	600	22,820
Ibiden Co. Ltd.	600	28,137
Kyocera Corp.	400	22,874
Murata Manufacturing Co. Ltd.	400	35,019
Omron Corp.	200	18,087
Shimadzu Corp.	800	28,808
TDK Corp.	200	28,233
Yokogawa Electric Corp.	1,400	24,758

		286,521

Entertainment — 2.2%
Capcom Co. Ltd.	600	33,834
Koei Tecmo Holdings Co. Ltd.	400	21,290
Konami Holdings Corp.	600	31,474
Nexon Co. Ltd.	1,000	30,256
Square Enix Holdings Co. Ltd.	400	24,589
Toho Co. Ltd.	600	25,433

		166,876

Equity Real Estate Investment Trusts (REITs) — 2.8%
Daiwa House REIT Investment Corp.	10	24,100
GLP J-REIT	14	21,200
Japan Real Estate Investment Corp.	4	20,791
Japan Retail Fund Investment Corp.	16	25,548
Nippon Building Fund Inc.	4	22,134
Nippon Prologis REIT Inc.	8	25,126
Nomura Real Estate Master Fund Inc.	18	23,476
Orix JREIT Inc.	16	23,937
United Urban Investment Corp.	20	22,632

		208,944

Food & Staples Retailing — 2.8%
Aeon Co. Ltd.	800	23,822
Cosmos Pharmaceutical Corp.	200	34,524
Kobe Bussan Co. Ltd.	800	27,926
Lawson Inc.	400	18,144
Seven & i Holdings Co. Ltd.	800	25,417
Sundrug Co. Ltd.	600	25,203
Tsuruha Holdings Inc.	200	29,307
Welcia Holdings Co. Ltd.	600	24,138

		208,481

Food Products — 3.1%
Ajinomoto Co. Inc.	1,200	25,093
Calbee Inc.	800	23,668
Kikkoman Corp.	400	24,896
MEIJI Holdings Co. Ltd.	400	28,310
NH Foods Ltd.	600	25,634
Nisshin Seifun Group Inc.	1,400	22,784
Nissin Foods Holdings Co. Ltd.	200	16,533
Toyo Suisan Kaisha Ltd.	400	19,679

Security	Shares	Value

Food Products (continued)
Yakult Honsha Co. Ltd.	400	$19,084
Yamazaki Baking Co. Ltd.	1,400	23,254

		228,935

Gas Utilities — 1.0%
Osaka Gas Co. Ltd.	1,200	23,062
Toho Gas Co. Ltd.	400	26,200
Tokyo Gas Co. Ltd.	1,000	22,484

		71,746

Health Care Equipment & Supplies — 1.7%
Asahi Intecc Co. Ltd.	800	29,345
Hoya Corp.	200	26,679
Olympus Corp.	1,200	25,968
Sysmex Corp.	200	20,964
Terumo Corp.	600	23,862

		126,818

Health Care Providers & Services — 0.9%
Alfresa Holdings Corp.	1,200	24,052
Medipal Holdings Corp.	1,200	22,590
Suzuken Co. Ltd.	600	22,959

		69,601

Health Care Technology — 0.5%
M3 Inc.	400	36,910

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Holdings Co. Japan Ltd.	400	19,449
Oriental Land Co. Ltd.	200	34,073

		53,522

Household Durables — 2.6%
Casio Computer Co. Ltd.	1,400	25,174
Iida Group Holdings Co. Ltd.	1,200	24,144
Panasonic Corp.	2,400	25,606
Rinnai Corp.	200	23,361
Sekisui Chemical Co. Ltd.	1,400	24,207
Sekisui House Ltd.	1,400	25,214
Sharp Corp.	2,200	29,537
Sony Corp.	200	18,612

		195,855

Household Products — 1.1%
Lion Corp.	1,000	23,668
Pigeon Corp.	600	26,814
Unicharm Corp.	600	29,132

		79,614

Industrial Conglomerates — 0.7%
Keihan Holdings Co. Ltd.	600	28,281
Toshiba Corp.	800	22,418

		50,699

Insurance — 2.1%
Dai-ichi Life Holdings Inc.	1,400	22,079
Japan Post Holdings Co. Ltd.	3,000	22,231
Japan Post Insurance Co. Ltd.	1,400	23,361
MS&AD Insurance Group Holdings Inc.	800	23,285
Sompo Holdings Inc.	600	23,074
T&D Holdings Inc.	2,200	25,718
Tokio Marine Holdings Inc.	400	19,909

		159,657

Interactive Media & Services — 1.0%
Kakaku.com Inc.	800	22,471
LINE Corp.(a)	400	20,638

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Z Holdings Corp.	4,600	$28,983

		72,092

Internet & Direct Marketing Retail — 1.1%
Mercari Inc.(a)	600	27,504
Rakuten Inc.	2,400	26,906
ZOZO Inc.	1,000	24,972

		79,382

IT Services — 3.4%
Fujitsu Ltd.	200	27,821
GMO Payment Gateway Inc.	200	28,079
Itochu Techno-Solutions Corp.	800	28,271
NEC Corp.	400	21,597
Nomura Research Institute Ltd.	800	27,044
NTT Data Corp.	1,800	23,960
Obic Co. Ltd.	100	22,508
Otsuka Corp.	600	29,115
SCSK Corp.	400	23,898
TIS Inc.	1,200	23,914

		256,207

Leisure Products — 1.2%
Bandai Namco Holdings Inc.	200	18,278
Sega Sammy Holdings Inc.	1,800	25,323
Shimano Inc.	100	23,726
Yamaha Corp.	400	22,863

		90,190

Machinery — 7.0%
Amada Co. Ltd.	2,600	25,083
Daifuku Co. Ltd.	200	23,208
FANUC Corp.	100	24,325
Harmonic Drive Systems Inc.	400	31,954
Hino Motors Ltd.	3,200	27,773
Hitachi Construction Machinery Co. Ltd.	800	22,180
Hoshizaki Corp.	200	19,813
Komatsu Ltd.	1,000	24,359
Kubota Corp.	1,400	27,798
Kurita Water Industries Ltd.	800	29,537
Makita Corp.	600	31,072
MINEBEA MITSUMI Inc.	1,200	25,018
MISUMI Group Inc.	800	25,126
Mitsubishi Heavy Industries Ltd.	1,000	22,551
Miura Co. Ltd.	600	31,589
Nabtesco Corp.	600	24,800
NGK Insulators Ltd.	1,600	25,456
NSK Ltd.	2,800	22,690
THK Co. Ltd.	1,000	30,928
Yaskawa Electric Corp.	600	28,943

		524,203

Marine — 0.4%
Nippon Yusen KK	1,400	30,558

Media — 1.1%
CyberAgent Inc.	400	27,427
Dentsu Group Inc.	800	26,085
Hakuhodo DY Holdings Inc.	1,800	26,066

		79,578

Metals & Mining — 1.5%
Hitachi Metals Ltd.	1,800	26,463
JFE Holdings Inc.(a)	2,800	25,670
Nippon Steel Corp.(a)	2,200	26,932

Security	Shares	Value

Metals & Mining (continued)
Sumitomo Metal Mining Co. Ltd.	800	$29,821

		108,886

Multiline Retail — 0.9%
Marui Group Co. Ltd.	1,200	21,934
Pan Pacific International Holdings Corp.	1,000	23,659
Ryohin Keikaku Co. Ltd.	1,200	24,708

		70,301

Oil, Gas & Consumable Fuels — 1.0%
ENEOS Holdings Inc.	6,800	23,379
Idemitsu Kosan Co. Ltd.	1,200	25,018
Inpex Corp.	4,400	24,643

		73,040

Paper & Forest Products — 0.3%
Oji Holdings Corp.	5,000	22,728

Personal Products — 1.8%
Kao Corp.	400	29,952
Kobayashi Pharmaceutical Co. Ltd.	200	24,071
Kose Corp.	200	30,573
Pola Orbis Holdings Inc.	1,200	23,994
Shiseido Co. Ltd.	400	28,233

		136,823

Pharmaceuticals — 4.7%
Astellas Pharma Inc.	1,600	22,763
Chugai Pharmaceutical Co. Ltd.	600	29,023
Daiichi Sankyo Co. Ltd.	800	28,340
Eisai Co. Ltd.	400	30,255
Hisamitsu Pharmaceutical Co. Inc.	400	23,476
Kyowa Kirin Co. Ltd.	800	21,750
Nippon Shinyaku Co. Ltd.	400	28,617
Ono Pharmaceutical Co. Ltd.	800	25,341
Otsuka Holdings Co. Ltd.	600	24,408
Santen Pharmaceutical Co. Ltd.	1,600	26,622
Shionogi & Co. Ltd.	400	21,455
Sumitomo Dainippon Pharma Co. Ltd.	1,800	22,838
Taisho Pharmaceutical Holdings Co. Ltd.	400	25,471
Takeda Pharmaceutical Co. Ltd.	600	21,549

		351,908

Professional Services — 1.1%
Nihon M&A Center Inc.	400	28,003
Persol Holdings Co. Ltd.	1,400	25,670
Recruit Holdings Co. Ltd.	600	25,318

		78,991

Real Estate Management & Development — 2.9%
Aeon Mall Co. Ltd.	1,600	25,701
Daito Trust Construction Co. Ltd.	200	19,640
Daiwa House Industry Co. Ltd.	800	24,551
Hulic Co. Ltd.	2,400	24,328
Mitsubishi Estate Co. Ltd.	1,400	24,221
Mitsui Fudosan Co. Ltd.	1,200	25,105
Nomura Real Estate Holdings Inc.	1,200	26,008
Sumitomo Realty & Development Co. Ltd.	800	26,123
Tokyu Fudosan Holdings Corp.	5,200	25,233

		220,910

Road & Rail — 4.9%
Central Japan Railway Co.	200	25,510
East Japan Railway Co.	400	24,888
Hankyu Hanshin Holdings Inc.	600	19,621

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Keikyu Corp.	1,400	$23,992
Keio Corp.	400	28,425
Keisei Electric Railway Co. Ltd.	800	26,891
Kintetsu Group Holdings Co. Ltd.	600	26,641
Kyushu Railway Co.	1,000	21,079
Nagoya Railroad Co. Ltd.	800	22,034
Nippon Express Co. Ltd.	400	26,775
Odakyu Electric Railway Co. Ltd.	800	24,282
Seibu Holdings Inc.	2,200	21,837
Tobu Railway Co. Ltd.	800	24,013
Tokyu Corp.	1,800	21,871
West Japan Railway Co.	600	27,412

		365,271

Semiconductors & Semiconductor Equipment — 2.2%
Advantest Corp.	400	27,849
Disco Corp.	100	31,887
Lasertec Corp.	200	21,098
Renesas Electronics Corp.(a)	2,800	24,919
Rohm Co. Ltd.	300	25,059
SUMCO Corp.	1,600	32,437

		163,249

Software — 0.6%
Oracle Corp. Japan	200	22,191
Trend Micro Inc.	400	21,750

		43,941

Specialty Retail — 1.9%
ABC-Mart Inc.	400	20,868
Hikari Tsushin Inc.	100	24,042
Nitori Holdings Co. Ltd.	100	21,319
Shimamura Co. Ltd.	200	20,714
USS Co. Ltd.	1,400	29,322
Yamada Holdings Co. Ltd.	5,200	24,735

		141,000

Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	1,400	26,852

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Canon Inc.	1,400	$24,885
FUJIFILM Holdings Corp.	400	21,578
Ricoh Co. Ltd.	3,800	25,400
Seiko Epson Corp.	1,800	26,877

		125,592

Tobacco — 0.3%
Japan Tobacco Inc.	1,200	24,397

Trading Companies & Distributors — 2.3%
ITOCHU Corp.	1,000	26,454
Marubeni Corp.	4,200	24,509
Mitsubishi Corp.	1,000	23,333
Mitsui & Co. Ltd.	1,400	23,898
MonotaRO Co. Ltd.	400	24,436
Sumitomo Corp.	2,000	24,675
Toyota Tsusho Corp.	800	27,696

		175,001

Transportation Infrastructure — 0.3%
Japan Airport Terminal Co. Ltd.	400	23,323

Wireless Telecommunication Services — 1.0%
KDDI Corp.	800	22,882
Softbank Corp.	2,000	24,637
SoftBank Group Corp.	400	27,895

		75,414

Total Common Stocks — 99.2% (Cost: $7,052,857)		7,441,593

Total Investments in Securities — 99.2% (Cost: $7,052,857)		7,441,593

Other Assets, Less Liabilities — 0.8%		61,003

Net Assets — 100.0%		$7,502,596

(a)	Non-income producing security

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$14	(c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Equal Weighted ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	3	12/10/20	$51	$808

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,441,593	$—	$—	$7,441,593

Derivative financial instruments(a)
Assets
Futures Contracts	$808	$—	$—	$808

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

5